Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Income Builder Fund Class A / RBBAX
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class A
Trading Symbol	RBBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 962,175,881
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962,175,881
Total number of portfolio holdings	17
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%

Columbia Income Builder Fund Advisor Class / CNMRX
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Advisor Class
Trading Symbol	CNMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 962,175,881
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962,175,881
Total number of portfolio holdings	17
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%

Columbia Income Builder Fund Class C / RBBCX
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class C
Trading Symbol	RBBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 962,175,881
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962,175,881
Total number of portfolio holdings	17
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%

Columbia Income Builder Fund Institutional Class / CBUZX
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional Class
Trading Symbol	CBUZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 962,175,881
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962,175,881
Total number of portfolio holdings	17
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%

Columbia Income Builder Fund Institutional 2 Class / CKKRX
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 2 Class
Trading Symbol	CKKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 962,175,881
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962,175,881
Total number of portfolio holdings	17
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%

Columbia Income Builder Fund Institutional 3 Class / CIBYX
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 3 Class
Trading Symbol	CIBYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 962,175,881
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962,175,881
Total number of portfolio holdings	17
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%

Columbia Income Builder Fund Class R / CBURX
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class R
Trading Symbol	CBURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 962,175,881
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962,175,881
Total number of portfolio holdings	17
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.6%
Columbia High Yield Bond Fund, Institutional 3 Class	8.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class 09/11/2018	8.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Corporate Income Fund, Institutional 3 Class	6.0%
Columbia Floating Rate Fund, Institutional 3 Class	5.9%
Columbia Dividend Income Fund, Institutional 3 Class	5.7%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.6%
Columbia Short Duration Bond ETF	5.0%
Columbia International Dividend Income Fund, Institutional 3 Class	4.9%